UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22466

       ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

c/o Alternative Strategies Group, Inc.
 401 South Tryon Street
       Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
       Boston, MA  02116
 (Name and address of agent for service)

Registrant's telephone number, including area code: (866) 440-7460

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ASGI Agility Income Fund

Financial Statements as of and for the
Six Months Ended March 31, 2013

ASGI Agility Income Fund

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of March 31, 2013

Strategy	Investments	Shares	Cost	Fair Value

Mutual Funds – 44.20%

Equity - 11.45%
	The GMO Quality Fund	506,212	$10,694,292	$12,488,243
	Lazard Global Listed Infrastructure Portfolio	564,715	6,081,670	6,714,460
	Utilities Select Sector SPDR Fund	291,400	10,159,031	11,393,740
				30,596,443
Fixed Income - 32.75%
	Federated Bond Fund	1,891,314	17,478,647	18,194,443
	Harbor High-Yield Bond Fund	1,596,013	17,525,160	17,843,426
	Stone Harbor Emerging Market Debt Fund	1,996,949	22,391,464	23,204,550
	Stone Harbor Local Market Fund	646,569	7,260,531	7,170,447
	TCW Total Return Bond Fund	911,269	9,110,824	9,367,846
	Torchlight Value Fund, Inc. ***	1,843,358	10,458,122	11,703,478
				87,484,190
Offshore Funds - 34.00%

Diversified/Multi-Strategy - 5.94%
	York Total Return Unit Trust**		14,500,000	15,878,718

Fixed Income - 19.42%
	Arrowpoint Income Opportunity Fund Ltd.		11,094,556	12,726,144
	Eaton Vance Institutional Senior Loan Fund		18,273,567	18,702,006
	Beach Point Dynamic Income Offshore Fund Ltd.		20,000,000	20,442,199
				51,870,349
Macro - 4.24%
	Graham Global Investment Fund II SPC Ltd.**		10,500,000	11,331,876

Reinsurance - 4.40%	AQR Risk Balanced Reinsurance Fund Ltd.		11,586,087	11,743,820
Total Investments (Cost - $197,113,951*) - 78.20%				208,905,396
Other Assets and Liabilities, net - 21.80%				58,223,227
Net Assets - 100.0%				$267,128,623

Percentages shown are stated as a percentage of net assets as of March 31, 2013.

* The cost and unrealized appreciation/(depreciation) of investments as of March 31, 2013, as computed for federal income tax purposes, were as follows:

Aggregate cost	$197,113,951

Gross unrealized appreciation	$11,881,529
Gross unrealized depreciation	(90,084)
Net unrealized appreciation	$11,791,445

** Non-income producing securities.
*** Investment Fund is a private mutual fund.

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of March 31, 2013

Investments by Strategy (as a percentage of total investments)
Mutual Funds
Equity	14.65%
Fixed Income	41.88
Offshore Funds
Diversified/Multi-Strategy	7.60
Fixed Income	24.83
Macro	5.42
Reinsurance	5.62
100.00%

Equity Swaps Outstanding as of March 31, 2013:
Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Credit Suisse Securities (Europe) Ltd.	HTUSDVYY Index	Buy	1-month USD-LIBOR_BBA	Pay	10/3/2013	$15,023,144	$1,214,883
Credit Suisse Securities (Europe) Ltd.	The Cushing 30 MLP Index	Buy	1-month USD-LIBOR_BBA	Pay	10/3/2013	11,931,536	1,826,703
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	10/3/2013	12,582,579	1,926,376
							$4,967,962

A summary of derivative instruments by primary risk exposure is outlined in the following table:

The fair value of derivative instruments as of March 31, 2013 was as follows:

Derivative instruments not accounted for as hedge instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset derivatives

Equity swaps	Unrealized appreciation on equity swaps	$4,967,962

Changes in realized and unrealized gain/(loss) on derivative instruments for the six months ended March 31, 2013 were as follows:

Amount of Realized Gain on Derivative Instruments Recognized in Income in the Statement of Operations
Derivative instruments not accounted for as hedging instruments	Swaps

Equity swaps	$1,036,420

Change in Unrealized Appreciation/Depreciation on Derivative Instruments Recognized in Income in the Statement of Operations
Derivative instruments not accounted for as hedging instruments	Swaps

Equity swaps	$4,554,493

See accompanying notes to financial statements.

ASGI Agility Income Fund

Schedule of Assets, Liabilities and Net Assets (unaudited)
As of March 31, 2013

Assets

Investments in Investment Funds, at fair value (cost - $197,113,951)	$208,905,396
Cash and cash equivalents	56,570,465
Receivable for investments in Investment Funds sold	6,314,092
Due from broker	5,155,950
Investments in Investment Funds paid in advance	5,000,000
Unrealized appreciation on equity swaps	4,967,962
Dividends receivable	311,781
Other prepaid assets	47,836
Total assets	287,273,482

Liabilities

Subscriptions received in advance	8,019,500
Tenders payable	6,659,247
Due to broker	2,454,687
Distribution payable	2,272,000
Management fee payable	287,703
Investments purchased unsettled	269,015
Interest payable	27,150
Investor Distribution and Servicing Fee payable	2,301
Accrued expenses and other liabilities	153,256
Total liabilities	20,144,859

Net Assets

Total net assets	$267,128,623

Net Assets consists of:

Paid-in capital	$254,128,378
Undistributed net investment gain/(loss)	1,093,931
Accumulated net realized gain/(loss) on investments	4,847,823
Net unrealized appreciation/(depreciation) on investments	7,058,491
Retained earnings	13,000,245
Total net assets	$267,128,623

Net Assets per Share

ASGI Agility Income Fund Class I (234,737.296 Shares outstanding)	$1,072.28

ASGI Agility Income Fund Class A (14,450.749 Shares outstanding)	$1,067.47

See accompanying notes to financial statements.

ASGI Agility Income Fund

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2013

Investment Income

Dividend income	$3,092,659
Interest	79
Total investment income	3,092,738

Fund Expenses

Management fee	1,619,664
Administrative and custodian fees	207,579
Professional fees	68,651
Fund Board fees	15,625
Investor Distribution and Servicing Fees	2,333
Other operating expenses	84,955
Total expenses	1,998,807
Net investment income	1,093,931

Net Realized and Unrealized Gain on Investments

Net realized gain/(loss) on investments in Investment Funds	3,187,839
Realized gain distributions from investments in Investment Funds	623,564
Net realized gain/(loss) on equity swaps	1,036,420
Net change in unrealized appreciation/depreciation from investments in Investment Funds	2,503,998
Net change in unrealized appreciation/depreciation from equity swaps	4,554,493
Total net realized and unrealized gain on investments	11,906,314
Net increase in net assets resulting from operations	$13,000,245

See accompanying notes to financial statements.

ASGI Agility Income Fund

Statements of Changes in Net Assets

Net Increase (Decrease) in Net Assets	For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012
Operations

Net investment income	$1,093,931	$2,468,999
Net realized gain/(loss) on investments in Investment Funds	3,187,839	509,476
Realized gain on distributions from investments in Investment Funds	623,564	942,243
Net realized gain/(loss) on equity swaps	1,036,420	3,623,595
Net change in unrealized appreciation/depreciation from investments in Investment Funds	2,503,998	15,642,758
Net change in unrealized appreciation/depreciation from equity swaps	4,554,493	1,190,468
Net increase in net assets resulting from operations	13,000,245	24,377,539

Distributions to Shareholders

Distribution of ordinary income	(4,836,160)	(8,528,447)
Distribution of long term capital gain	(2,986,008)	(90,553)
Distribution to Shareholders	(7,822,168)	(8,619,000)

Capital Transactions

Proceeds from issuance and redemption of shares	41,473,876	67,454,726
Reinvestment of distributions	2,973,999	3,628,922
Shares tendered	(19,260,923)	(27,487,043)
Increase in net assets derived from capital transactions	25,186,952	43,596,605

Net Assets

Total increase in net assets	30,365,029	59,355,144
Beginning of period	236,763,594	177,408,450
End of period	$267,128,623	$236,763,594

Undistributed net investment gain/(loss)	$1,093,931	$(6,027,177)

See accompanying notes to financial statements.

ASGI Agility Income Fund

Statement of Cash Flows (unaudited)
For the Six Months Ended March 31, 2013

Cash Provided by Operating Activities

Net increase in net assets resulting from operations	$13,000,245

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investments in Investment Funds	(30,285,040)
Proceeds from the disposition of investments in Investment Funds	39,986,264
Net realized gain on investments in Investment Funds	(3,187,839)
Decrease in due from broker	520,483
Decrease in dividends recievable	108,999
Decrease in investment purchased unsettled payable	(35,874)
Decrease in other prepaid assets	(36,046)
Decrease in accrued expenses and other liabilities	(46,860)
Increase in due to broker	1,024,687
Increase in investments in Investment Funds paid in advance	(5,000,000)
Increase in receivable from investments in Investment Funds sold	(6,059,380)
Decrease in income receivable on equity swaps	2,168,373
Increase in Investor Distribution and Servicing Fee payable	2,301
Increase in management fee payable	19,572
Increase in interest payable	2,508
Net change in unrealized appreciation/depreciation from equity swaps	(4,554,493)
Net change in unrealized appreciation/depreciation from investments in Investment Funds	(2,503,998)

Net cash provided by operating activities	5,123,902

Cash Provided by Financing Activities

Proceeds from issuance of Shares (net of decrease in subscriptions received in advance of $1,232,360)	40,241,516
Payments on tenders of Shares (net of decrease in tenders payable of $11,571,555)	(30,832,478)
Distributions paid (net of decrease in distribution payable of $182,000)	(5,030,169)

Net cash provided by financing activities	4,378,869

Cash and Cash Equivalents

Net increase in cash and cash equivalents	9,502,771

Cash and cash equivalents at beginning of period	47,067,694

Cash and cash equivalents at end of period	$56,570,465

Supplemental Disclosure of Non-Cash Flow Information

Reinvestment of distributions	$2,973,999

See accompanying notes to financial statements.

ASGI Agility Income Fund

Financial Highlights

	Class I			Class A

	For the Six Months Ended March 31, 2013 (unaudited)	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2013 (unaudited)	For the Period from December 1, 2011 (a) to September 30, 2012

Per Share operating performance:
(For Shares outstanding throughout the period)

Net assets per Share at beginning of period	$1,050.72	$974.53	$1,000.00	$1,046.32	$1,000.00

Income from investment operations:

Net investment income	4.49	11.41	4.08	4.29	10.02
Net realized and unrealized gain from investments(b)	48.58	103.15	3.98	48.37	74.67

Total from investment operations	53.07	114.56	8.06	52.66	84.69
Less: distribution of ordinary income to Shareholders	(19.26)	(37.97)	(32.32)	(19.26)	(37.97)
distribution of long term capital gains to Shareholders	(12.25)	(0.40)	(1.21)	(12.25)	(0.40)
Total distributions to Shareholders	(31.51)	(38.37)	(33.53)	(31.51)	(38.37)
Net assets per Share at end of period	$1,072.28	$1,050.72	$974.53	$1,067.47	$1,046.32

Total return(c)	5.14%	11.89%	0.72%	5.13%	8.60%

Ratios to average net assets:
Expenses (d) (e)	1.55%	1.62%	2.22%	1.59%	1.58%
Net investment income (d) (e)	0.85%	1.10%	0.49%	0.81%	1.04%

Net assets, end of period (in thousands)	$251,703	$227,284	$177,408	$15,426	$9,480

Portfolio turnover (d)	12.31%	6.46%	15.85%	12.31%	6.46%

(a)	Inception date.
(b)
The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values for the portfolio.

(c)	Not annualized.
(d)	Annualized.
(e)	The expenses and net investment income ratios do not include expenses of the Investment Funds in which the Fund invests.

See accompanying notes to financial statements.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited)
March 31, 2013

1. Organization

ASGI Agility Income Fund (the “Fund”), a Delaware business trust, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since September 1, 2010.  The Fund is a closed-end management investment company.  The Fund commenced operations on October 1, 2010.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.  The Adviser has retained Perella Weinberg Partners Capital Management LP, a Delaware limited partnership, to act as the subadviser to the Fund (the “Subadviser”).  The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The principal investment objective of the Fund is to seek investment returns over various market cycles, with a majority of such returns derived from income. The Fund also seeks, over time, to preserve the “real purchasing power” of an investment in the Fund through capital appreciation of the Fund’s investments in an amount that is equal to or exceeds the rate of inflation (as measured by the consumer price index).

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds and exchange traded products (collectively, “Investment Funds”).  Exchange traded products may include exchange traded funds (“ETFs”), as well as commodity pools and other commodity-based vehicles that seek to track a commodity index or benchmark and are traded on an exchange.  The Fund may also invest in exchange traded notes (“ETNs”), or invest its assets directly.  Direct investments may include, among others, securities and other investments that are expected to generate income, as well as non-income oriented securities and investments, such as swaps or other types of derivatives for investment, hedging, risk management or other purposes. The Subadviser may cause the Fund to maintain such cash holdings as the Subadviser may from time to time deem to be appropriate, and those holdings may at times comprise a material portion of the Fund’s assets.  There can be no assurance that the Fund’s investment objective will be achieved or that the Fund will not incur losses.

The Fund’s Board of Trustees (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in Investments Funds – The Fund values its investments in Investment Funds publically traded on an active exchange (“Mutual Funds”) and investments in private Investment Funds (“Offshore Funds”) at fair value in accordance with procedures established in good faith by the Fund Board. The fair value of the Mutual Funds are based on quoted market prices at the close of trading on active exchanges on the reporting date.

The fair value of the Offshore Funds ordinarily will be the value of an interest in an Offshore Fund determined by the investment manager of the Offshore Fund in accordance with the policies established by the Offshore Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Offshore Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

Due to the nature of the investments held by the Offshore Funds, changes in market conditions and the economic environment may significantly impact the value of the Offshore Funds and the fair value of the Fund’s interests in the Offshore Funds.  Furthermore, changes to the liquidity provisions of the Offshore Funds may significantly impact the fair value of the Fund’s interests in the Offshore Funds.  Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Offshore Fund’s reported valuation does not represent fair value.  If it is determined that the Offshore Fund’s reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value.  During the year ended March 31, 2013, no such adjustments were deemed necessary by the Adviser.  In addition, the Fund may not have an Offshore Fund’s reported valuation as of a particular fiscal period end.  In such cases, the Fund would determine the fair value of such an Offshore Fund based on any relevant information available at the time.  The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b)  Valuation of derivatives – The Fund has equity swaps outstanding as of March 31, 2013.  The fair value of equity swaps can be valued by an independent pricing vendor deemed reliable by management using a pricing model.  The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes.  The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy.  In instances where significant inputs are unobservable, they would be characterized in Level 3 of the fair value hierarchy.

(c)  Income taxes – The Fund elects to be treated as, and qualifies as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes.  Accordingly, no provision for federal income taxes was required.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of March 31, 2013.

The Fund’s income and federal excise tax returns and all financial records supporting the 2010, 2011 and 2012 tax returns are subject to examination by the federal and Delaware revenue authorities.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

At March 31, 2013, the Fund did not have any estimated net capital loss carryforwards.

(d)  Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis.  Realized gains and losses on the Fund’s transactions are determined on the first-in first-out basis.  Interest income is recognized on the accrual basis.  Dividend income is recognized on the ex-dividend date.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the Statement of Operations or in the Financial Highlights.

(e)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, and does not believe that it has been exposed to any significant credit risk on such bank deposits which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account.  All interest income earned will be paid to the Fund.

(f)  Distributions – The Fund intends to pay distributions on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund intends to make regular quarterly distributions to shareholders (“Shareholders") sourced from the Fund's amount available for distribution consisting of the Fund's dividend income, and net realized and unrealized gains on investments, after accounting for Fund expenses.  All distributions will be paid to Shareholders and automatically reinvested pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”) unless a Shareholder has elected not to participate in the DRP.  An election by a Shareholder not to participate in the DRP, and to receive all income distributions and/or capital gain distributions, if any, directly rather than having such distribution reinvested in the Fund, must be made by indicating such election in the Shareholder’s subscription agreement or by notice to a Shareholder’s intermediary (who should be directed to provide notice to the Fund), if applicable, or the Fund’s Administrator.

Distributions to Shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date.  Such distributions are determined in conformity with income tax regulations, which may differ from GAAP.  The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.  To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment.  Temporary differences do not require reclassifications.

(g)  Use of estimates – The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

(h)  Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(i)  Expense limitation agreement – Through September 30, 2013, the Adviser has contractually agreed to limit the total annualized ordinary fund-wide operating expenses to 2.25%.  Shares of beneficial interest (“Shares”) designated as Class I (“Class I Shares”) have no class-specific expenses.  Shareholders holding Shares designated as Class A (“Class A Shares”) will pay (in addition to up to 2.25% in fund-wide expenses) an additional annualized amount of up to 0.75% (the “Investor Distribution and Servicing Fee”), for a total of up to 3.00%.  Ordinary fund-wide operating expenses exclude the Fund's borrowing and other investment-related costs, Investment Fund and investment manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund's business and the Investor Distribution and Servicing Fee.  Ordinary fund-wide operating expenses include the Fund's management fee, start-up, offering and organizational expenses.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

Accordingly, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Investor Distribution and Servicing Fee charged to Class A Shares) fall below the annualized rate of 2.25% per year.  The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense.  Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above.  As of March 31, 2013, there was no amount subject to recoupment by September 30, 2016.  As of March 31, 2013, there were no expenses reimbursable by the Adviser.

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, the annual fee will be calculated upon the Fund’s assets under custody and paid monthly as 0.020% on assets under custody.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

(k) Recent accounting pronouncements – In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” which requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements.  The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP.  The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update.  The pronouncement is effective January 1, 2013, and must be applied retrospectively.  Management has evaluated the implications of adopting this change and determined that it does not materially impact the Fund’s financial statements.

3.	Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the year are disclosed in the Statement of Operations unless otherwise stated.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

(a) Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Alternative Strategies Brokerage Services, Inc. (the “Placement Agent”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers.

The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly.  The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent’s ongoing investor servicing.  Pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission (“SEC”), the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.  Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six months ended March 31, 2013, the Fund expensed Investor Distribution and Servicing Fees of $2,333.  As of March 31, 2013, there were $2,301 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b) Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent and its sub-agents are entitled to receive a placement fee based on the gross amount of Class A Shares purchased by a Shareholder (the “Class A Share Placement Fee”).  In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Shareholder’s investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement).  The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted by the Placement Agent from the initial or optional additional subscriptions provided by the Shareholder and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended March 31, 2013, Class A Share Placement Fees paid to the Placement Agent by Shareholders upon subscription into the Fund were $75,810.

(c) Investment advisory fees – Amounts payable to the Adviser at March 31, 2013 are disclosed in Note 4.

(d) Fund Board fees – As of March 31, 2013, there were no amounts payable to the Fund Board.  For the six months ended March 31, 2013 the Fund paid Fund Board fees, including out of pocket expenses, of $24,012.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

4.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  Although the Adviser is registered with the CFTC as a “commodity trading adviser,” it operates the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8).  The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5.  It should be noted, however, that amendments adopted to Rule 4.5 alter the criteria required for the Adviser to rely on the exemption from registration as a “commodity pool operator” with respect to the Fund.  Certain aspects of the rule are yet to be determined, and such determinations may dictate the appropriate course of action for the Fund with respect to its CFTC compliance obligations.  At this time, there is no certainty that the Fund, the Adviser, the Subadviser or other parties will be able to rely on these exclusions and exemptions in the future.  Additional CFTC regulation (or a choice to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

On November 30, 2012 the CFTC issued relief for fund of fund operators who may otherwise be required to register with the CFTC as commodity pool operators by December 31, 2012 but do not have access to information from the investment funds in which they are invested in order to determine whether registration is required.  This relief delays the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by fund of funds.  The Fund has filed as required with the CFTC in order to claim this no-action relief, which is effective upon receipt of the filling.

In addition, the CFTC, in conjuction with other federal regulators, also recently proposed stricter margin requirements for certain swap transactions.  If adopted, the proposed requirements could increase the amount of margin necessary to conduct may swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions.  The CFTC amendments and/or the rule proposals may affect the ability of the Fund to use swap agreements as well as futures contracts and options on futures contracts or commodities and may substantially increase regulatory compliance costs for the Advisor and the Fund.  As of the date of this report, the ultimate impact of the CFTC amendments and/or the rule proposals on the Fund is uncertain.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund, and implementing the Fund’s compliance program.  Subject to approval of the Fund Board, the Adviser may also manage the Fund’s investments directly, although it does not currently intend to do so.

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is, in consultation with the Adviser, responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund’s investment activities and holdings.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Shares determined as of the last business day of that month (before any repurchases of Shares).  The Management Fee payable at March 31, 2013 was $287,703.  For the six months ended March 31, 2013, the Fund expensed $1,619,664 in Management Fees. The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser and the Fund.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

5.  Investment Transactions

Purchases of investments in Investment Funds for the six months ended March 31, 2013 were $30,285,040.  Proceeds from sales of investments in Investment Funds for the six months ended March 31, 2013 were $39,986,264.

6.  Derivative Transactions

The Fund enters into derivative contracts either in an opportunistic, directional (long or short) capacity or as a risk management tool to hedge the Fund’s currency, interest rate, credit, equity or commodity risk.  All derivative contracts must be fully backed by cash positions and may be over-the-counter and/or exchanged traded.  Such derivative contracts may include forwards, futures, options, warrants and swaps.

Forwards are a tailored contract between two parties, where payment takes place at a specific time in the future at today's pre-determined price.  Futures are contracts to buy or sell an asset on or before a future date at a price specified today.  Options are contracts that give the owner the right, but not the obligation, to buy or sell an asset.  The price at which the buy or sale takes place is known as the strike price, and is specified at the time the parties enter into the option. The option contract also specifies a maturity date.  Warrants are long dated options, usually longer than one year, which are traded over-the-counter.  Swaps are contracts to exchange cash flows on or before a specified future date based on the underlying value of currencies exchange rates, bonds/interest rates, commodities exchange, stocks or other assets.  As of March 31, 2013, the Fund had entered into swap agreements with Credit Suisse Securities (Europe) Limited and Morgan Stanley Capital Services, Inc.

The monthly average notional of equity swaps was $37,789,077 for the six months ended March 31, 2013.

The Fund’s derivatives are not considered to be hedging instruments under GAAP and, therefore, the Fund accounts for derivatives at fair value on the Statement of Assets, Liabilities and Net Assets.  As of March 31, 2013 the unrealized appreciation/depreciation on equity swaps recorded on the Statement of Assets, Liabilities and Net Assets was $4,967,962.  The value of the swaps are marked to market on a daily basis based on quotations from an independent pricing service and any change in value is recorded as unrealized appreciation/depreciation in the Statement of Operations and records any changes in fair value in current period earnings.

Under the terms of the aforementioned swaps, the swaps reset on an annual basis at which point any unrealized gains and losses are realized in the Statement of Operations.  For the six months ended March 31, 2013, the net realized gain on equity swaps was $1,036,420.

During the six months ended March 31, 2013, the Fund had two equity swaps outstanding to gain exposure to the MLP Index and one equity swap outstanding, the Sustainable Dividend High Yield basket, in an effort to preserve potential income and capital appreciation.

7.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund investment managers.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets at March 31, 2013.

The following table summarizes the Fund’s investments in the Investment Funds as of March 31, 2013, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investment of each Investment Fund will pay the investment manager of the Investment Fund a management fee.  The fee rate will vary and is expected to range from 0.33% to 2.00% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of an Offshore Fund will generally receive an incentive allocation from each investment ranging from 0% to 20% of any net new appreciation of that investment as of the end of each performance period for which an incentive allocation is determined.

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation/De preciation	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
Stone Harbor Emerging Market Debt Fund	11.1%	$23,204,550	$(525,860)	$37,720	Daily	United States
Beach Point Dynamic Income Offshore Fund Ltd.	9.8	20,442,199	442,199	-	Monthly	Cayman Island
Eaton Vance Institutional Senior Loan Fund	9.0	18,702,006	17,247	207,969	Monthly	Cayman Island
Federated Bond Fund	8.7	18,194,443	(69,501)	72,749	Daily	United States
Harbor High-Yield Bond Fund	8.5	17,843,426	137,021	(2,681)	Daily	United States
York Total Return Unit Trust	7.6	15,878,718	1,267,711	-	Quarterly	Cayman Island
Arrowpoint Income Opportunity Fund Ltd.	6.1	12,726,144	729,240	28,689	Monthly	Cayman Island
The GMO Quality Fund	6.0	12,488,243	406,837	-	Daily	United States
AQR Risk Balanced Reinsurance Fund Ltd.	5.6	11,743,820	157,733	-	Annually	Bermuda
Torchlight Value Fund, Inc.	5.6	11,703,478	271,067	-	Daily	Bermuda
Utilities Select Sector SPDR Fund	5.5	11,393,740	708,801	-	Daily	United States
Graham Global Investment Fund II SPC Ltd.	5.4	11,331,876	405,028	-	Monthly	United States
TCW Total Return Bond Fund	4.5	9,367,846	26,541	-	Daily	British Virgin Islands
Stone Harbor Local Market Fund	3.4	7,170,447	41,689	-	Daily	British Virgin Islands
Lazard Global Listed Infrastructure Portfolio	3.2	6,714,460	535,824	-	Daily	United States
Standard Pacific Capital Offshore Fund Ltd.	-	-	568,860	(435,908)	Quarterly	United States
AQR DELTA Offshore Fund, LP	-	-	(6,902)	286,087	Monthly	United States
Post Limited Term High Yield Offshore Fund Ltd.	-	-	(2,609,537)	2,993,215	Monthly	Cayman Island
Total investments in Investment Funds	100.0%	$208,905,396	$2,503,998	$3,187,839

*Subject to the terms of the offering memorandums of the Investment Funds

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Offshore Funds.  The Fund had no unfunded capital commitments as of March 31, 2013 and did not have any restrictions as of and for the six months ended March 31, 2013.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of March 31, 2013:

Diversified/Multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt.  Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Macro strategies generally include investments with trading managers who attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, trading managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

8.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value of investments in Investment Funds.  Investments in Investment Funds are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund can provide the appropriate redemption notice and can redeem its investment within 90 days of fiscal year end.  All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's investments and other financial intsruments as of March 31, 2013 is as follows:

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

Description	Total Fair Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mutual Funds
Equity	$30,596,443	$30,596,443	$-	$-
Fixed Income	87,484,190	75,780,712	11,703,478	-
Offshore Funds
Diversified/Multi-Strategy	15,878,718	-	15,878,718	-
Fixed Income	51,870,349	-	51,870,349	-
Macro	11,331,876	-	11,331,876	-
Reinsurance	11,743,820	-	-	11,743,820
Investment Funds	208,905,396	106,377,155	90,784,421	11,743,820

Equity Swaps
Index	4,967,962	-	4,967,962	-

Total Investments	$213,873,358	$106,377,155	$95,752,383	$11,743,820

There were no transfers between the levels indicated above for the six months ended March 31, 2013.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Investment Funds - Reinsurance
Balance, as of October 1, 2012	$-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	157,733
Purchases	11,586,087
(Sales)	-
Transfers into Level 3	-
Transfers out of Level 3	-
Balance, as of March 31, 2013	$11,743,820

The net change in unrealized appreciation/depreciation on Level 3 investments in Investment Funds still held as of March 31, 2013 was $157,733.

9.  Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month.  All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees.  The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.  The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Shareholders

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2013

quarterly.  If the interval between the date of purchase of Shares and repurchase of Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee.

For the six months ended March 31, 2013, transactions in the Fund's Shares were as follows:

			Reinvestment of
	Subscriptions		Distributions	Reinvestment of	Tenders
	(in Shares)	Subscriptions	(in Shares)	Distributions	(in Shares)	Tenders
Class I	36,794.659	$36,023,242	2,642.520	$2,751,301	(18,370.422)	$(19,260,923)
Class A	5,390.673	5,450,634	214.960	222,698	-	-
	42,185.332	$41,473,876	2,857.480	$2,973,999	(18,370.422)	$(19,260,923)

10.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on experience, the Fund believes the risk of loss from these arrangements to be remote.

11.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

12. Federal Income Tax Information

Dividends from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These book-to-tax differences are either temporary or permanent in nature.

The tax character of distributions paid by the Fund and any reclassifications necessary relating to disallowed expenses, swaps gains (losses), redesignations of dividends and investments in mutual funds will be determined as of the Fund’s fiscal year end of October 31, 2013.

13.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date of the financial statements.

The Fund received additional subscriptions of $12,037,000.

On April 26, 2013, the Fund paid a distribution to its Shareholders of $2,272,000.  Distributions payable to Shareholders are recorded as a liability in the Statement of Assets, Liabilities and Net Assets.

ASGI Agility Income Fund

Supplemental Information (unaudited)

Tax Information

For the six month period ended March 31, 2013, certain distributions paid by the Fund may qualify for the corporate dividends received deduction. The percentage of ordinary income distributions paid which qualify for the corporate dividends received deduction will be determined as of the Fund’s taxable year end of October 31, 2013.

The Board of Trustees of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Trustees of the Board (“Trustees”) are not required to hold Shares of the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Trustees

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Adam Taback* Age: 42	Trustee, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Wells Fargo Alternative Asset Management, LLC, since 2011; President, Alternative Strategies Brokerage Services, Inc., since 2010.	4
Chairman of the Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dean Age: 57	Trustee	Since 2010	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

James Dunn Age: 40	Trustee	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011.

Stephen Golding Age: 64	Trustee	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	4
Trustee, Washington College, since 2003; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Trustee, Wells College , since September 2012.

James Hille Age: 51	Trustee	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	4
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Board Member, Investment Advisory Committee of Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures Inc., since 2012.

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Trustee During the Last 5 Years
Jonathan Hook Age: 55	Trustee	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2010; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2010;  Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2011; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 66	Trustee	Since 2011	Self-employed; Board Director and Consultant.	4
Member of Board of Managers, ASGI Aurora Opportunities Fund, LLC, since 2011; Member of Board of Managers, ASGI Corbin Multi-Strategy Fund, LLC, since 2011;  Member of Board of Managers, ASGI Mesirow Insight Fund, LLC, since 2008; Director of Grail Advisors ETF Trust (5 Funds) 2009-2011; Director of the Genworth Financial GuideMark mutual funds (9 Funds), since 2007; Chairman of the Board of Directors of Pacific Metrics Corporation, since 2005; Director, Sitoa Global Inc., since 2012;  Director of Varian Semiconductor Equipment Associates, from 2004 to 2011; Director of Merriman Holdings, Inc., since 2003; Director of North Bay Bancorp from 2006 to 2007.

*	Indicates an Interested Trustee.

(1)	As of March 31, 2013.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board.  Any Manager may be removed with or without cause, at any meeting of the Shareholders by a vote of the Shareholders owning at least two-thirds of the outstanding Shares.

(3)	The “Fund Complex” is currently comprised of four closed-end registered investment companies.

Principal Officers who are not Trustees:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 32	Treasurer	Since 2010
Treasurer, Wells Fargo Alternative Asset Management, LLC, since 2011; Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc; 2003-2006.

Britta Patterson Age: 38	Secretary	Since 2010	Director, Chief Administrative Officer, and Senior Vice President Alternative Strategies Group, Inc., since 2005.

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years
Lloyd Lipsett Age: 48	Assistant Secretary	Since 2010	Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.
Jeffrey Minerva Age: 31	Assistant Treasurer	Since 2013
Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005-2006

Doretta Dunegan Age: 56	Chief Compliance Officer, Secretary	Since August 1, 2011
Chief Compliance Officer of Alternative Strategies Group, Inc., since 2011;Vice President and Compliance Manager, Wells Fargo Wealth Management since 2004; Chief Compliance Officer of Wells Fargo Alternative Asset Management, LLC,  from 2005 to 2012; Chief Compliance Officer of Nelson Capital Management, LLC from 2005 to 2009.

Yukari Nakano Age: 60	Chief Operating Officer	Since 2010	Chief Operating Officer, Wells Fargo Alternative Asset Management, LLC, since 2011; Senior Vice President (since 2003) and Chief Operating Officer (since 2010), Alternative Strategies Group, Inc.

(1)	As of March 31, 2013.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (866) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ASGI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	6/7/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	6/7/13

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	6/7/13

* Print the name and title of each signing officer under his or her signature.